SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2024	2023	2022

Network and IT costs	559	506	503
Personnel costs*	437	416	411
Customer associated costs	471	386	347
Losses on receivables	20	14	28
Taxes, other than income taxes	68	74	30
Other	244	250	214
Total selling, general and administrative expenses	1,799	1,646	1,533
*Personnel costs primarily comprises of salaries, benefits, and bonuses including the Company’s share-based payment plans recognized in accordance with IFRS 2, Share based payments. For further discussion on Share-based payments, refer to Note 5.